Related Party Transactions (Details) ¥ / shares in Units, ¥ in Thousands, $ in Millions				9 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Price per share | ¥ / shares			¥ 4
Transfer value			¥ 282,000
Purchase agreement amount		¥ 1
Non cash gains | $					$ 4.5
Shengda Group [Member]
Related Party Transactions [Line Items]
Annual interest rate	1.00%
Repaid debt owed | $				$ 11.4	$ 6.2
SunCar Online to Shanghai Feiyou [Member]
Related Party Transactions [Line Items]
Interest percentage			55.09%
SunCar Online [Member]
Related Party Transactions [Line Items]
Transfer value			¥ 282,000